UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2024

Union Street Partners Value Fund

ITEM 1.(a).  Reports to Stockholders.

SEMI-ANNUAL
REPORT

For the Six Months Ended March 31, 2024 (unaudited)

Union Street Partners Value Fund

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

May 6, 2024

Dear Shareholders,

The Union Street Partners Value Fund’s (the “Fund”) six-month performance was 18.97% for the first half of its fiscal year 2024 (September 30, 2023, to March 31, 2024). The Fund’s benchmark, the Russell 1000® Value Index1, returned 19.34% over the same period. We cite such a short period only to satisfy regulatory requirements. Every decision we make as your investment manager is grounded in improving our probability of delivering strong long-term results.

Longer-term performance figures compared to the benchmark are below:

		Annualized
	1-Year	3-Year	5-Year	Since inception: 4/27/2016
Union Street Partners Value Fund (Advisor Shares)	18.40%	10.05%	13.11%	11.57%
Russell 1000® Value Index	20.27%	8.11%	10.32%	10.06%

As of 3/31/2024
Sources: Morningstar, Russell

The strength of our longer-term results is largely a product of the high-quality businesses owned by the Fund. Thinking in multiyear periods versus quarters helps quiet the noise and distractions of the news cycle and the quarterly earnings reports so we can focus on more powerful and unique contrarian opportunities in historically strong companies.

In this election year, the calls to action will be louder and negativity rampant. One major ad agency estimates that election advertising spending in 2024 will grow to nearly $16 billion. Axios remarks that “The U.S. political ad market has gotten so big that …it’s expected to become the 10th largest ad market in the world, surpassing all [advertising] of Australia.” Many pundits will argue this election is our country’s most important; it is likely it will be the most expensive until the next. Take comfort knowing that the portfolio of businesses you own in the Fund are built and managed to succeed not only through the economic cycle but also the political cycle. Vote with your ballot, not your portfolio.

1The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

Top performance contributors in the Fund for the first half of fiscal year 2024

Top Contributors
Company	Average Weight	Return	Contribution
Meta Platforms, Inc.	7.48%	61.61%	4.16%
Microsoft Corp	10.27%	33.75%	3.13%
JPMorgan Chase & Co.	5.71%	40.00%	2.15%

Period: Sept. 30, 2023, to March 31, 2024
Source: Telemet

Regular readers of the Fund’s shareholder letters might notice that Meta Platforms and Microsoft have been listed as top contributors in the prior two letters as well. Our opinions on the businesses have not shifted since our last letter six months ago. We continue to be impressed by Microsoft and Meta’s ability to grow revenue and earnings while generating substantial cash flow. The scale and technological advantages these businesses have over their competitors is astounding.

However, we did sell close to 20% of the Meta position at an average price of $498 per share in March 2024. Considering the stock’s rapid increase in value from the time of purchase at just under $99 per share, we thought it made sense to realize some profit and reallocate the cash to other businesses currently out of favor. Managing risk is an important part of our job. Time will tell if this was a good decision. As of March 31, 2024, Microsoft has grown to be the Fund’s largest position at 10.3% of the portfolio, and Meta has grown to 7.2% of the portfolio.

JPMorgan is the country’s largest and, in our opinion, best managed bank. The firm’s balance-sheet strength, scale, and reputation give the company an enviable advantage over other banks when competing for new business. The byproducts of these advantages are strong earnings growth and returns on invested capital—powerful components of future investment returns. The firm’s $12 billion-plus annual technology budget strengthens the advantages already in place and should create efficiencies in the future to help drive profitability. Since we became common stockholders of JPMorgan in 2017, the company’s annual dividend has more than doubled, from $2.04 per share to an estimated $4.60 per share in 2024.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

Bottom performance contributors in the Fund for the first half of fiscal year 2024

Bottom Contributors
Company	Average Weight	Return	Contribution
Bayer AG	2.45%	-36.12%	-1.00%
SLB	3.61%	-5.07%	-0.22%
Chevron Corp	2.94%	-4.46%	-0.16%

Period: Sept. 30, 2023, to March 31, 2024
Source: Telemet

Bayer’s share price last traded at current levels close to 20 years ago. Shares have been hurt primarily by US-based litigation (a uniquely American risk) over an herbicide produced by Monsanto, which Bayer acquired in 2018. Bayer shares currently trade at a deeply discounted valuation where even a hint of good news could generate substantial investment returns. Over the long run, Bayer is an essential global business. Their products are an important input in satisfying growing global demand for food. Bayer’s product pipeline in oncology and cell and gene therapy could play a large role in improving patient treatment and outcomes. We added to the Fund’s Bayer position in the second half of March.

The price of WTI Crude oil was down 10.4% for the first half of fiscal year 2024. Unsurprisingly, SLB, the world’s largest oilfield services company, and Chevron’s stock prices were also down during the same period. The oil patch is an interesting place to invest because the industry has shifted from a growth-at-all-cost mentality to one focused on generating strong cash flow and return on investment. This renewed focus combined with inexpensive valuations keeps us optimistic. Note: The International Energy Agency (IEA) continues to project annual records in oil demand for the remainder of the decade.

Conclusion

While our house in the US is not in perfect order, we struggle to find an alternative system that fosters more creativity, ingenuity, and opportunity for those willing to work hard. Property rights and a strong rule of law continue to be foundational advantages supporting continued economic growth and opportunity in our country.

Thank you for your trust and partnership. We work for you.
Don’t bet against the USA.

Sincerely,
Bernie McGinn, CFA, and McCoy Penninger, CFA
McGinn Penninger Investment Management, Inc.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

There can be no guarantee that any strategy will be successful. All investing involved risk, including the potential loss of principal. There are risks associated with investing in the Fund that may adversely affect the Fund’s performance. The principal risks associated with an investment in the Fund include market risk, nondiversification risk, risk of investing in undervalued securities, REITs, Master Limited Partnerships (“MLPs”), investment companies and ETFs. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and may affect the value of the fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of an individual security in the Fund’s portfolio. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. REITs may be subject to, among other factors, certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. MLPs are generally considered interestrate-sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. To the extent the Fund invests in other investment companies, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by certain of the investment companies in which it invests. Investment in ETFs carry specific risk and market risk. If the area of the market representing the underlying index or benchmark does not perform as expected, the value of the investment in the ETF may decline. Read the prospectus carefully for more information about these and other risks associated with investing in the Fund.

Top 10 Equity Holdings as of 3/31/2024

Company	% Portfolio
Microsoft	10.3%
Meta	7.2%
Apple	6.3%
JP Morgan	6.3%
FedEx	4.4%
Bayer	4.2%
Dollar Tree	4.1%
Disney	3.8%
Exxon	3.6%
Intel	3.5%

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.

Russell 1000® Value Index: Measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. It is not possible to invest directly in an index.

Before investing, you should carefully consider the Fund’s investment objectives, risks and charges and expenses. The Fund’s prospectus contains this and other important information and should be read carefully before investing. To obtain a current copy of the Fund’s prospectus, call 1-800-673-0550.

Distributed by Foreside Fund Services, LLC.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Important Disclosure Statement

The Union Street Partners Value Fund’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Union Street Partners, LLC (the “Advisor”) is the investment advisor of the Fund.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2024 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Fund’s total expenses. Had the Advisor not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Portfolio Compositionas of March 31, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Information Technology	20.11%
Consumer Staples	11.60%
Financials	11.50%
Health Care	11.48%
Communication Services	11.01%
Energy	9.74%
Industrials	7.80%
Consumer Discretionary	6.15%
Real Estate	3.30%
Utilities	3.21%
Money Market Fund	3.87%
99.77%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Schedule of InvestmentsMarch 31, 2024 (unaudited)

		Shares	Value
95.90%	COMMON STOCKS

11.01%	COMMUNICATION SERVICES
	META Platforms, Inc.	11,850	$5,754,123
	The Walt Disney Co.	25,000	3,059,000
			8,813,123

6.15%	CONSUMER DISCRETIONARY
	Home Depot, Inc.	5,750	2,205,700
	LVMH Moet Hennessy Louis Vuitton SE	15,000	2,715,450
			4,921,150

11.60%	CONSUMER STAPLES
	Diageo plc ADR	15,000	2,231,100
	Dollar Tree, Inc.(A)	24,650	3,282,148
	Kenvue, Inc.	79,800	1,712,508
	Target Corp.	11,600	2,055,636
			9,281,392

9.74%	ENERGY
	Chevron Corp.	14,000	2,208,360
	Exxon Mobil Corp.	24,700	2,871,128
	Schlumberger Ltd.	49,500	2,713,095
			7,792,583

11.50%	FINANCIALS
	Bank of America Corp.	52,350	1,985,112
	Goldman Sachs Group, Inc.	5,300	2,213,757
	JPMorgan Chase & Co.	25,000	5,007,500
			9,206,369

11.48%	HEALTH CARE
	Bayer AG ADR	440,000	3,370,400
	CVS Health Corp.	22,000	1,754,720
	Johnson & Johnson	14,500	2,293,755
	Merck & Company, Inc.	13,420	1,770,769
			9,189,644

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

		Shares	Value
7.80%	INDUSTRIALS
	The Boeing Co(A)	14,200	$2,740,458
	FedEx Corp.	12,100	3,505,854
			6,246,312

20.11%	INFORMATION TECHNOLOGY
	Apple, Inc.	29,250	5,015,790
	Intel Corp.	63,900	2,822,463
	Microsoft Corp.	19,620	8,254,526
			16,092,779

3.30%	REAL ESTATE
	Simon Property Group, Inc.	16,900	2,644,681

3.21%	UTILITIES
	PG&E Corp.	153,500	2,572,660

95.90%	TOTAL COMMON STOCKS
	(Cost: $35,975,431)		76,760,693

3.87%	MONEY MARKET FUND
	Fidelity Government Portfolio - Institutional Class 5.21%(B)	3,093,803	3,093,803
	(Cost: $3,093,803)

99.77%	TOTAL INVESTMENTS
	(Cost: $39,069,234)		79,854,496
0.23%	Other assets, net of liabilities		187,986
100.00%	NET ASSETS		$80,042,482

(A)Non-income producing

(B)Effective 7 day yield as of March 31, 2024

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Statement of Assets and LiabilitiesMarch 31, 2024 (unaudited)

ASSETS
Investments at value (cost of $39,069,234) (Note 1)	$79,854,496
Cash	45,519
Receivable for capital stock sold	64,544
Dividends and interest receivable	83,403
Prepaid expenses	46,069
TOTAL ASSETS	80,094,031

LIABILITIES
Payable for capital stock redeemed	8,600
Accrued investment advisory fees	29,298
Accrued 12b-1 fees	1,310
Accrued administration, accounting and transfer agent fees	6,635
Other accrued expenses	5,706
TOTAL LIABILITIES	51,549
NET ASSETS	$80,042,482
Net Assets Consist of:
Paid-in-capital applicable to 2,569,325 no par value shares of beneficial interest outstanding, unlimited shares authorized	$39,484,939
Distributable accumulated earnings	40,557,543
Net Assets	$80,042,482
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Class A	$2,802,369
Class C	7,301,468
Advisor Class	69,938,645
Total	$80,042,482
Shares Outstanding
Class A	90,610
Class C	247,274
Advisor Class	2,231,441
Total	2,569,325
Net Asset Value and Offering Price Per Share
Class A(1)	$30.93
Class C	$29.53
Advisor Class	$31.34
Maximum Offering Price Per Share(2) and Redemption Price(3)
Class A(2)	$32.82
Class C(3)	$29.23

(1)Includes a maximum contingent deferred sales charge (“CDSC”) or redemption fee of 1% on the proceeds of certain redemptions made less than one year from purchase if those shares were purchased without paying a front-end sales charge.

(2)Maximum Offering Price per Share including Sales Charge of 5.75%

(3)Redemption Price per Share including CDSC of 1% on the proceeds redeemed less than one year from purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Statement of OperationsFor the six months ended March 31, 2024 (unaudited)

INVESTMENT INCOME
Dividends	$596,555
Interest	105,764
Total investment income	702,319

EXPENSES
Investment advisory fees (Note 2)	363,109
12b-1 fees (Note 2)
Class A	3,219
Class C	34,168
Recordkeeping and administrative services (Note 2)	33,491
Accounting fees (Note 2)	21,579
Custody fees	2,778
Transfer agent fees (Note 2)	13,920
Legal fees	11,457
Audit fees	9,528
Filing and registration fees	27,381
Trustee fees	5,276
Compliance fees	4,836
Shareholder reports	12,717
Shareholder servicing (Note 2)
Class A	281
Class C	1,217
Advisor Class	35,466
Insurance	1,585
Other	11,476
Total expenses	593,484
Fee waivers (Note 2)	(102,214)
Net expenses	491,270
Net investment income (loss)	211,049

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,291,186
Net increase (decrease) in unrealized appreciation (depreciation) of investments	11,109,441
Net realized and unrealized gain (loss) on investments	12,400,627
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,611,676

Union Street Partners Value Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended March 31, 2024 (unaudited)	Year ended September 30, 2023
Increase (decrease) in Net Assets From

OPERATIONS
Net investment income (loss)	$211,049	$566,148
Net realized gain (loss) on investments	1,291,186	(2,856)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	11,109,441	11,304,595
Decrease in net assets from operations	12,611,676	11,867,887

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class A	(16,389)	(12,207)
Advisor Class	(528,275)	(363,602)
Increase (decrease) in net assets from distributions	(544,664)	(375,809)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	103,757	238,749
Class C	72,885	295,975
Advisor Class	2,247,104	5,513,709
Distributions reinvested
Class A	16,388	12,207
Advisor Class	524,720	361,517
Shares redeemed
Class A	(141,732)	(494,671)
Class C	(504,363)	(515,919)
Advisor Class	(1,104,057)	(2,637,153)
Increase (decrease) in net assets from capital stock transactions	1,214,702	2,774,414

NET ASSETS
Increase (decrease) during year	13,281,714	14,266,492
Beginning of year	66,760,768	52,494,276
End of year	$80,042,482	$66,760,768

This page intentionally left blank.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Class A
	Six months ended March 31, 2024 (unaudited)	Years ended September 30,
		2023	2022	2021		2020	2019
Net asset value, beginning of period	$26.21	$21.56	$24.79	$18.21		$17.93	$17.93

Investment activities
Net investment income (loss)(1)	0.06	0.19	0.09	0.02		0.12	0.17
Net realized and unrealized gain (loss) on investments	4.84	4.58	(3.32)	6.56		0.50	0.17
Total from investment activities	4.90	4.77	(3.23)	6.58		0.62	0.34
Distributions
Net investment income	(0.18)	(0.12)	—	—		(0.27)	(0.19)
Net realized gain	—	—	—	—		(0.06)	(0.15)
Return of capital	—	—	—	—		(0.01)	—
Total distributions	(0.18)	(0.12)	—	—		(0.34)	(0.34)

Net asset value, end of period	$30.93	$26.21	$21.56	$24.79		$18.21	$17.93

Total Return(2)	18.78%	22.15%	(13.03%)	36.13%		3.37%	(4.41%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.70%	1.72%	1.79%	2.00	%(4)	1.90%	1.86%
Expenses, net of fee waivers and reimbursements	1.50%	1.50%	1.50%	1.69	%(5)	1.60%	1.60%
Net investment income (loss)	0.43%	0.72%	0.35%	0.09%		0.66%	0.99%
Portfolio turnover rate(2)	4.77%	5.36%	18.43%	18.00%		16.75%	13.56%
Net assets, end of period (000’s)	$2,802	$2,397	$2,171	$2,750		$3,073	$3,604

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.85% for the year ended September 30, 2021.

(5)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.53% for the year ended September 30, 2021.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights - continued

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Class C
	Six months ended March 31, 2024 (unaudited)	Years ended September 30,
		2023	2022	2021		2020	2019
Net asset value, beginning of period	$24.95	$20.58	$23.80	$17.61		$17.36	$18.48

Investment activities
Net investment income (loss)(1)	(0.04)	(0.01)	(0.10)	(0.14)		(0.02)	0.04
Net realized and unrealized gain (loss) on investments(2)	4.62	4.38	(3.12)	6.33		0.48	(1.01)
Total from investment activities	4.58	4.37	(3.22)	6.19		0.46	(0.97)
Distributions
Net investment income	—	—	—	—		(0.14)	— (3)
Net realized gain	—	—	—	—		(0.06)	(0.15)
Return of capital	—	—	—	—		(0.01)	—
Total distributions	—	—	—	—		(0.21)	(0.15)
Redemption fees	—	—	—	—	(3)	— (3)	— (3)

Net asset value, end of period	$29.53	$24.95	$20.58	$23.80		$17.61	$17.36

Total Return(4)	18.36%	21.23%	(13.53%)	35.15%		2.60%	(5.12%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	2.47%	2.48%	2.54%	2.75	%(6)	2.67%	2.63%
Expenses, net of fee waivers and reimbursements	2.25%	2.25%	2.25%	2.44	%(7)	2.35%	2.35%
Net investment income (loss)	(0.32%)	(0.03%)	(0.40%)	(0.66%)		(0.10%)	0.24%
Portfolio turnover rate(4)	4.77%	5.36%	5.36%	18.43%		18.00%	13.56%
Net assets, end of period (000’s)	$7,301	$6,579	$5,611	$6,804		$8,382	$9,174

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)Less than $0.005 per share.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.60% for the year ended September 30, 2021.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.29% for the year ended September 30, 2021.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights - continued

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Advisor Class
	Six months ended March 31, 2024 (unaudited)	Years ended September 30,
		2023	2022	2021		2020	2019
Net asset value, beginning of period	$26.58	$21.85	$25.04	$18.35		$18.03	$19.18

Investment activities
Net investment income (loss)(1)	0.10	0.26	0.15	0.06		0.16	0.21
Net realized and unrealized gain (loss) on investments	4.90	4.64	(3.32)	6.63		0.52	(1.06)
Total from investment activities	5.00	4.90	(3.17)	6.69		0.68	(0.85)
Distributions
Net investment income	(0.24)	(0.17)	(0.02)	—		(0.29)	(0.15)
Net realized gain	—	—	—	—		(0.06)	(0.15)
Return of capital	—	—	—	—		(0.01)	—
Total distributions	(0.24)	(0.17)	(0.02)	—		(0.36)	(0.30)

Net asset value, end of period	$31.34	$26.58	$21.85	$25.04		$18.35	$18.03

Total Return(2)	18.66%	22.47%	(12.69%)	36.46%		3.73%	16.16%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.54%	1.51%	1.61%	1.82	%(4)	1.70%	1.68%
Expenses, net of fee waivers and reimbursements	1.25%	1.25%	1.25%	1.46	%(5)	1.35%	1.35%
Net investment income (loss)	0.69%	0.97%	0.60%	0.24%		0.89%	1.22%
Portfolio turnover rate(2)	4.77%	5.36%	5.36%	18.43%		18.00%	13.56%
Net assets, end of period (000’s)	$69,939	$57,785	$44,712	$44,249		$19,229	$17,523

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.63% for the year ended September 30, 2021.

(5)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.27% for the year ended September 30, 2021.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial StatementsMarch 31, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund currently offers Class A, Class C, and Advisor Class shares. Class A shares of the Fund commenced operations on December 29, 2010, Class C shares of the Fund commenced operations on April 14, 2011 and the Advisor Class shares of the Fund commenced operations on April 27, 2016.

The Fund’s investment objective is to achieve capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investment securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Union Street Partners, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S.

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government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of March 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stock	$76,760,693	$—	$—	$76,760,693
Money Market Fund	3,093,803	—	—	3,093,803
	$79,854,496	$—	$—	$79,854,496

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Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

The Fund held no Level 3 securities at any time during the six months ended March 31, 2024.

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Fund the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock. As of March 31, 2024, the Fund did not invest in any warrants or stock purchase rights.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying registered investment companies are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of

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Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Fund based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value (“NAV”). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the six months ended March 31, 2024, no foreign capital gains tax was accrued or paid by the Fund.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

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Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

Reclassification of Capital Accounts

GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended March 31, 2024, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers three classes of shares: Class A, Class C and Advisor Class. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 1% on the proceeds of certain redemptions of Class A shares made within 1 year of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 1% on the proceeds of Class C shares redeemed within 1 year of purchase. Advisor Class shares are not subject to redemption fees or deferred sales charges.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement (“Agreement”) between the Advisor and the Fund and also the Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) between the Advisor and McGinn Penninger Investment Management, Inc. (“McGinn”), the Advisor provides investment advisory services for an annual fee of 1.00% of the Fund’s daily net assets. The Advisor analyzes economic and market trends, periodically assesses the Fund’s investment

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policies and recommends changes regarding the policies to the Board where appropriate. The Advisor evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day–to–day decision making with respect to the Fund’s investment program. McGinn, with the Advisor’s oversight, manages the investment and reinvestment of the assets on the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by the Advisor from the investment advisory fees it receives and not by the Fund. McGinn and the Advisor are affiliated investment advisors. Mr. Bernard F. McGinn, one of the Fund’s portfolio managers, is a majority shareholder of McGinn and Mr. McGinn owns 50% of the Advisor.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.25% of the daily net assets of the Fund. The Advisor may not terminate this expense limitation agreement prior to January 31, 2025. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the six months ended March 31, 2024, the Advisor earned $363,109 and waived $102,214 in advisory fees. The total amount of recoverable reimbursements as of March 31, 2024 was $630,158 which expires as follows:

Recoverable Waivers and Reimbursements and Expiration Dates
2024	2025	2026	2027	Total
$156,473	$201,989	$169,482	$102,214	$630,158

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act whereby the Class A and Class C shares may finance activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A share expenses

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Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

and 1.00% for Class C share expenses. With respect to Class C shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets of each class attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended March 31, 2024, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$3,219
Class A	Shareholder Services	281
Class C	12b-1	34,168
Class C	Shareholder Services	1,217
Advisor Class	Shareholder Services	35,466

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the six months ended March 31, 2024, CFS received the following fees incurred by the Fund to CFS:

Administration	Transfer Agent	Accounting
$31,210	$13,800	$18,603

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

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Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2024 were as follows:

Purchases	Sales
$4,460,873	$3,280,655

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended March 31, 2024 and the year ended September 30, 2023 were as follows:

	Six months ended March 31, 2024	Year ended September 30, 2023
Distributions paid from:
Ordinary income	$544,664	$375,809

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Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

As of March 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$133,231
Accoumulated net realized gain (loss)	(360,950)
Net unrealized appreciation (depreciation) on investments	40,785,262
$40,557,543

As of March 31, 2024, cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$39,069,234	$42,121,024	$(1,335,762)	$40,785,262

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Six months ended March 31, 2024
	Class A	Class C	Advisor Class
Shares sold	3,628	2,656	77,732
Shares reinvested	598	—	18,893
Shares redeemed	(5,066)	(19,081)	(39,086)
Net increase (decrease)	(840)	(16,425)	57,539

Year ended September 30, 2023
	Class A	Class C	Advisor Class
Shares sold	9,103	12,016	214,134
Shares reinvested	483	—	14,121
Shares redeemed	(18,863)	(20,971)	(100,301)
Net increase (decrease)	(9,277)	(8,955)	127,954

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may

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Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2024, the Fund had 20.11% of the value of its net assets invested in securities within the Information Technology sector.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT AND
SUB-ADVISORY AGREEMENT

At a meeting held on November 9, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement between Union Street Partners LLC (the “Adviser,”) and the Trust, on behalf of the Union Street Fund, and the Sub-Advisory Agreement between the Adviser and McGinn Penninger Investment Management, Inc. (“MPIM” or the “Sub-Adviser”) (collectively, the Union Street Fund Advisory Agreements”).

At the Meeting, the Board reviewed, among other things, a memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Investment Advisory Agreement and Sub-Advisory Agreement, a letter from Counsel to the Adviser and Sub-Adviser and their responses to those letters. The Trustees considered the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Investment Advisory Agreement and Sub-Advisory Agreement including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the investment performance of the Union Street Fund, Adviser, and Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and Sub-Adviser from the relationship with the Union Street Fund; (iv) the extent to which economies of scale would be realized if the Union Street Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the

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World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Union Street Fund’s investors; and (v) the Adviser’s and Sub-Adviser’s practices regarding possible conflicts of interest and other benefits derived by the Adviser and Sub-Adviser. The Board reflected on its discussions regarding the Union Street Advisory Agreements with a representative from the Sub-Adviser earlier in the Meeting.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Sub-Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Union Street Fund Advisory Agreements, including: (i) reports regarding the services and support provided to the Union Street Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Union Street Fund; (iii) commentary on the reasons for the performance; (iv) presentations by the Adviser and Sub-Adviser on their investment philosophy, investment strategy, personnel and operations; (v) compliance reports concerning the Union Street Fund, the Adviser and the Sub-Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser and Sub-Adviser; and (vii) the memorandum from Trust Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Union Street Fund Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser and Sub-Adviser, including financial information, a description of personnel and the services provided to the Union Street Fund, information on investment advice, performance, summaries of Union Street Fund expenses, their compliance programs, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Union Street Fund; and (iii)  benefits to be realized by the Adviser and Sub-Adviser from their relationship with the Union Street Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Union Street Fund Advisory Agreements and each Trustee may have afforded different weight to the various factors.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

1. Nature, Extent and Quality of the Services Provided by the Adviser and Sub-Adviser

In considering the nature, extent, and quality of the services provided by the Adviser and the Sub-Adviser, the Trustees reviewed the responsibilities of the Adviser and the Sub-Adviser under the Union Street Fund Advisory Agreements. The Trustees reviewed the services being provided by the Adviser and Sub-Adviser to the Union Street Fund, including, without limitation: the investment advisory services render to the Union Street Fund pursuant to the Union Street Advisory Agreements and the personnel providing the services; the investment decision-making process; the Adviser’s and Sub-Adviser’s efforts to promote the Union Street Fund and grow its assets and the Adviser’s oversight of the Sub-Adviser. The Trustees evaluated the Adviser’s and Sub-Adviser’s personnel, focusing in particular on the education and experience of the Adviser’s and Sub-Adviser’s compliance and portfolio management personnel. The Trustees considered the expense limitation agreement in place for the Union Street Fund and the Adviser’s renewal of that agreement through January 31, 2025. The Trustees also considered the letters of support from principals of the Adviser and the Sub-Adviser committing to provide financial support to the Adviser, if necessary, to ensure it can satisfy its expense commitments to the Union Street Fund. After reviewing the foregoing information and further information in the materials provided by the Adviser and Sub-Adviser (including the Adviser’s and Sub-Adviser’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser were satisfactory and adequate for the Union Street Fund.

2. Investment Performance of the Union Street Fund, the Adviser and the Sub-Adviser

In considering the investment performance of the Union Street Fund, the Adviser and the Sub-Adviser, the Trustees compared the short- and long-term performance of the Union Street Fund with the performance of funds with similar objectives managed by other investment advisers derived by Broadridge from Morningstar data, as well as with aggregated peer group data. The Trustees also compared the short- and long-term performance of the Union Street Fund with the performance of other accounts managed by the Sub-Adviser with similar objectives, strategies and holdings as those of the Union Street Fund. The Trustees noted that for the one-year period ended September 30, 2023, the Union Street Fund outperformed its benchmark, the Russell 1000® Value Index, and the median of its Morningstar Large Value category and its peer group. The Trustees further considered that the Union Street Fund outperformed the

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

median of its Morningstar Large Value category, its Morningstar peer group and its benchmark index for the three- year period ended September 30, 2023. For the five-year period ended September 30, 2023, the Union Street Fund outperformed the median of its Morningstar Large Value category and is benchmark index, while the Union Street Fund’s performance equaled that of its Morningstar peer group median. The Board considered the performance of a composite of the Sub-Adviser’s separately managed accounts (the “Accounts”), noting the Adviser’s and the Sub-Adviser’s representation that legacy positions held in the Accounts that were purchased before the Union Street Fund’s creation contributed to performance differences between the Union Street Fund and the Accounts’ composite. After further review and discussion of the investment performance of the Union Street Fund, the Adviser’s and Sub-Adviser’s experience managing the Union Street Fund and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Union Street Fund, the Adviser and the Sub-Adviser was satisfactory.

3. Costs of the Services Provided and Profits Realized by the Adviser and Sub-Adviser

In considering the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from the relationship with the Union Street Fund, the Trustees considered: the Adviser’s and Sub-Adviser’s financial condition and the level of commitment to the Union Street Fund by the principals of the Adviser and the Sub-Adviser; the asset level of the Union Street Fund; the overall expenses of the Union Street Fund; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser and Sub-Adviser regarding profits associated with managing the Union Street Fund. The Trustees also considered potential benefits for the Adviser and Sub-Adviser in managing the Union Street Fund. The Trustees considered the split of the advisory fees paid to the Adviser versus those paid to the Sub-Adviser and the respective services provided by each to the Union Street Fund. The Trustees also considered the fees charged by the Sub-Adviser to manage separate accounts with objectives and strategies similar to the Union Street Fund, noting that MPIM is being paid less to provide sub-advisory services to the Fund than it is paid to manage the Sub-Adviser’s average separate account. The Trustees then compared the fees and expenses of the Union Street Fund (including the advisory fee) to other comparable mutual funds. The Trustees noted that the Union Street Fund’s net expense ratio ranked in the bottom quartile relative to its peer group and Morningstar category average and was among the highest in each group. The Trustees also noted that the contractual advisory fee rate paid

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

to the Adviser was above the Morningstar peer group and category median and was among the highest in each group. The Board considered that the Union Street Fund has not yet achieved economies of scale to offset its high operational expenses at this time and that the Adviser has entered into expense limitation arrangements to lower the Union Street Fund’s expense cap to the benefit of Union Street Fund shareholders. Based on the foregoing, the Board concluded that the fees paid to the Adviser and Sub-Adviser and the profits realized by the Adviser and Sub-Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature, extent and quality of the services provided by the Adviser and Sub-Adviser.

4. The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors

The Board next considered the impact of economies of scale on the Union Street Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Union Street Fund’s shareholders. The Trustees considered that while the advisory fee remained the same at all asset levels, the Union Street Fund’s shareholders had experienced benefits from the Union Street Fund’s expense limitation arrangement. It was noted that the Adviser has entered into expense limitation arrangements for the benefit of the Union Street Fund. The Trustees noted that the Union Street Fund’s shareholders will continue to benefit from the expense limitation arrangement until the Union Street Fund’s expenses fall below the expense cap. In light of its ongoing consideration of the Union Street Fund’s asset levels, expectations for growth in the Union Street Fund, and fee levels, the Board determined that the Union Street Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Adviser.

5. Adviser’s and Sub-Adviser’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser and Sub-Adviser

In considering the Adviser’s and Sub-Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Union Street Fund; the basis of decisions to buy or sell securities for the Union Street Fund; the substance and administration of the Adviser’s and Sub-Adviser’s code of ethics and certain of the Sub-Adviser’s allocation policies and procedures designed to manage conflicts of interest between the Fund and its separately managed accounts. The Board briefly considered the ownership

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

structure of the Adviser and the Sub-Adviser and any conflicts that may arise from that structure. It was also noted that the Adviser and Sub-Adviser identified specific benefits, including increased access to certain broker-dealers, using the Union Street Fund as an investment option for smaller accounts, and benefits from the publicity of managing a public fund. Based on the foregoing, the Board determined that the Adviser’s and Sub-Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest, as well as the benefits to be derived by the Adviser and the Sub-Adviser were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Investment Advisory Agreement and Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Investment Advisory Agreement and Sub-Advisory Agreement were approved for an additional one-year term.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 1 year of purchase of Class A shares and within one year of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2023, and held for the six months ended March 31, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Fund Expenses (unaudited) - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Annualized Expense Ratio	Expenses Paid During Period Ended (3/31/24)*
Class A Actual	$1,000.00	$1,093.92	1.50%	$7.85
Class A Hypothetical **	$1,000.00	$1,017.50	1.50%	$7.57
Class C Actual	$1,000.00	$1,091.78	2.25%	$11.77
Class C Hypothetical **	$1,000.00	$1,013.75	2.25%	$11.33
Advisor Class Actual	$1,000.00	$1,093.32	1.25%	$6.54
Advisor Class Hypothetical **	$1,000.00	$1,018.75	1.25%	$6.31

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Union Street Partners, LLC
1421 Prince Street, Suite 200
Alexandria, Virginia 22314

Investment Sub-Advisor:

McGinn Penninger Investment Management, Inc.
277 South Washington Street, Suite 340
Alexandria, Virginia 22314

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01410

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Custodian:

UMB Bank, N.A.
928 Grand Blvd., 5th Floor
Kansas City, Missouri 64106

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 1.(b).	Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics or any amendment thereto, that is the subject of disclosure required by Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 5, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 5, 2024

* Print the name and title of each signing officer under his or her signature.